Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table presents certain information regarding compensation paid to Acme United’s CEO and other NEOs, and certain measured financial performance for the three years ended December 31, 2024. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total For PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income ($000’s)

2024	$1,231,621	$1,065,571 (1)	$831,653 (4)	$723,375	$116	$10,022

2023	$1,844,535	$2,457,648 (2)	$1,238,180 (5)	$1,675,367	$131	$8,148	(7)

2022	$1,279,627	$996,952 (3)	$862,962 (6)	$682,743	$67	$3,037

(1)
To calculate the compensation “actually paid” to PEO for 2024, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($0) and an amount equal to $166,050 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(2)
To calculate the compensation “actually paid” to PEO for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($316,250) and an amount equal to $929,365 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(3)
To calculate the compensation “actually paid” to PEO for 2022, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($334,200) and an amount equal to $51,525 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(4)
To calculate the compensation “actually paid” to other NEOs for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($0) and an amount equal to $108,278 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(5)
To calculate the compensation “actually paid” to other NEOs for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($411,125) and an amount equal to $1,285,500 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(6)
To calculate the compensation “actually paid” to other NEOs for 2022, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($445,600) and an amount equal to $85,163 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(7)	Excludes a net gain in the amount of $9.6 million related to the disposition of the Camillus and Cuda product lines, as previously reported.

PEO Total Compensation Amount	$ 1,231,621	$ 1,844,535	$ 1,279,627
PEO Actually Paid Compensation Amount	$ 1,065,571	2,457,648	996,952
Adjustment To PEO Compensation, Footnote
(1)
To calculate the compensation “actually paid” to PEO for 2024, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($0) and an amount equal to $166,050 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(2)
To calculate the compensation “actually paid” to PEO for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($316,250) and an amount equal to $929,365 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(3)
To calculate the compensation “actually paid” to PEO for 2022, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($334,200) and an amount equal to $51,525 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 831,653	1,238,180	862,962
Non-PEO NEO Average Compensation Actually Paid Amount	$ 723,375	1,675,367	682,743
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate the compensation “actually paid” to other NEOs for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($0) and an amount equal to $108,278 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(5)
To calculate the compensation “actually paid” to other NEOs for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($411,125) and an amount equal to $1,285,500 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

(6)
To calculate the compensation “actually paid” to other NEOs for 2022, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($445,600) and an amount equal to $85,163 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return	The following graph illustrates the relationship during 2022-2024 of the Compensation Actually Paid for our CEO and other NEOs as calculated pursuant to SEC rules to our TSR.
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship during 2022-2024 of the Compensation Actually Paid for our CEO and other NEOs as calculated pursuant to SEC rules to our Net Income.
Total Shareholder Return Amount	$ 116	131	67
Net Income (Loss)	10,022,000	8,148,000	3,037,000
PEO | Option Awards Value Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(316,250)	(334,200)
PEO | Option Awards Value Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,050)	929,365	51,525
Non-PEO NEO | Option Awards Value Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(411,125)	(445,600)
Non-PEO NEO | Option Awards Value Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 108,278	$ 1,285,500	$ 85,163